TAX CREDITS	12 Months Ended
Dec. 31, 2021
TAX CREDITS.
TAX CREDITS

NOTE 7 — TAX CREDITS

	2021	2020
Current
ICMS (state VAT)	155,373	297,926
Social security financing	1,456,593	632,927
Financing of social integration program	226,477	171,724
IPI (federal VAT)	67,166	38,174
IVA (value-added tax)	126,281	24,500
Others	51,995	36,061
	2,083,885	1,201,312

Non-current
ICMS (state VAT)	85,512	64,163
Social security financing	238	441,111
Financing of social integration program and Others	38,850	158,771
	124,600	664,045
	2,208,485	1,865,357

The estimates of realization of non-current tax credits are as follows:

	2021	2020
2022	—	584,145
2023	64,426	22,433
2024	40,853	8,054
2025	11,660	49,413
2026 on	7,661	—
	124,600	664,045